ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

8. ACCUMULATED OTHER COMPREHENSIVE LOSS

Comprehensive income (loss) represents a measure of all changes in equity that result from recognized transactions and economic events other than transactions with owners in their capacity as owners. Other comprehensive income (loss) from the Company includes foreign currency translation and pension adjustments.

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

	Three Months Ended September 30,		Nine Months Ended September 30,
In millions	2014	2013	2014	2013
Foreign Currency Items (1)
Beginning balance	$(57.2)	$(70.3)	$(76.3)	$(28.1)

Other comprehensive (loss) income before reclassifications	(30.9)	11.6	(11.8)	(30.6)
Amounts reclassified from accumulated other comprehensive loss	—	—	—	—

Net other comprehensive (loss) income	(30.9)	11.6	(11.8)	(30.6)

Balance at September 30	$(88.1)	$(58.7)	$(88.1)	$(58.7)

Available-for-sale Securities
Beginning balance	$—	$0.2	$—	$0.2

Other comprehensive income (loss) before reclassifications	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss	—	—	—	—

Net other comprehensive (loss) income	—	—	—	—

Balance at September 30	$—	$0.2	$—	$0.2

Pension Plans
Beginning balance	$(27.1)	$(67.3)	$(33.9)	$(67.3)

Other comprehensive income (loss) before reclassifications	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss	(0.1)	1.9	(0.4)	1.9

Net other comprehensive (loss) income	(0.1)	1.9	(0.4)	1.9

Amount of accumulated other comprehensive income transferred from SunEdison(2)	—	—	7.1	—

Balance at September 30	$(27.2)	$(65.4)	$(27.2)	$(65.4)

Accumulated other comprehensive loss at September 30	$(115.3)	$(123.9)	$(115.3)	$(123.9)

(1)	Excludes foreign currency adjustments related to noncontrolling interests. See the condensed consolidated statements of comprehensive (loss) income.

(2)	Amount represents the non-cash transfer of accumulated other comprehensive income from SunEdison as part of the Formation Transactions.

The following table presents reclassifications from accumulated other comprehensive loss and the affected line in the condensed consolidated statement of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,		Condensed Consolidated Statement of Operations
In millions	2014	2013	2014	2013
Amortization of net actuarial gain (loss) and prior service credit (cost)	$0.1	$(1.9)	$0.4	$(1.9)	Marketing and administration expense

8. ACCUMULATED OTHER COMPREHENSIVE LOSS

Comprehensive income (loss) represents a measure of all changes in equity that result from recognized transactions and other economic events other than transactions with owners in their capacity as owners. Other comprehensive income (loss) from the Company includes foreign currency translations, gains / (losses) on available-for-sale securities and pension adjustments.

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

In millions	Foreign Currency Items (1)	Available-for-sale Securities	Pension Plans	Accumulated Other Comprehensive Loss
Balance, December 31, 2010	$(13.2)	$0.2	$(39.1)	$(52.1)
Other comprehensive (loss) income before reclassifications	2.6	—	(32.7)	(30.1)
Amounts reclassified from accumulated other comprehensive loss (2)	—	—	5.9	5.9

Net current period other comprehensive (loss) income	2.6	—	(26.8)	(24.2)

Balance, December 31, 2011	$(10.6)	$0.2	$(65.9)	$(76.3)

Other comprehensive loss before reclassifications	(17.5)	—	(4.3)	(21.8)
Amounts reclassified from accumulated other comprehensive loss (2)	—	—	2.9	2.9

Net current period other comprehensive loss	(17.5)	—	(1.4)	(18.9)

Balance, December 31, 2012	$(28.1)	$0.2	$(67.3)	$(95.2)

Other comprehensive (loss) income before reclassifications	(48.2)	(0.2)	31.3	(17.1)
Amounts reclassified from accumulated other comprehensive loss (2)	—	—	2.1	2.1

Net current period other comprehensive (loss) income	(48.2)	(0.2)	33.4	(15.0)

Balance, December 31, 2013	$(76.3)	$—	$(33.9)	$(110.2)

(1) Excludes foreign currency adjustments as it relates to noncontrolling interests. See the combined statements of comprehensive (loss) income.

(2) These other comprehensive loss components are included in marketing and administrative expenses.